UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Non-controlling interest – in operating subsidiaries	Limited partners’ capital		Limited partners’ capital Limited partners’ capital		Limited partners’ capital (Deficit)		Limited partners’ capital Ownership changes	Limited partners’ capital Accumulated other comprehensive income		General partner	General partner Accumulated other comprehensive income	Redeemable Partnership Units held by Brookfield	Redeemable Partnership Units held by Brookfield Limited partners’ capital	Redeemable Partnership Units held by Brookfield Accumulated other comprehensive income	Non-controlling interest – BIPC exchangeable shares		Non-controlling interest – BIPC exchangeable shares Limited partners’ capital	Non-controlling interest – BIPC exchangeable shares Accumulated other comprehensive income	Non-controlling Interest - Exchange LP Units, equity		Non-controlling Interest - Exchange LP Units, equity Limited partners’ capital	Non-controlling Interest - Exchange LP Units, equity Accumulated other comprehensive income	Non-controlling interest – in operating subsidiaries	Non-controlling interest – Perpetual subordinated notes	Preferred unitholders capital	Ownership changes
Perpetual subordinated notes																												$ 293
Balance as at Dec. 31, 2022		$ 25,554			$ 5,372		$ 6,092		$ (2,657)		$ 1,456	$ 481	[1]	$ 27	$ 2	$ 2,263	$ 2,728	$ 210	$ 1,289		$ 1,757	$ 118	$ 72	[2]	$ 401	$ 6	$ 15,320		$ 918
Perpetual subordinated notes at Dec. 31, 2022																												293
Net (loss) income		916			161				161					132		66			39				3	[2]			515
Other comprehensive loss		524			55							55	[1]	1	1	23		23	13			13	1	[2]		1	431
Comprehensive income (loss)		1,440			216				161			55	[1]	133		89			52				4	[2]			946
Unit issuance		8			8		8
Partnership distributions	[3]	(722)			(350)				(350)					(134)		(149)			(84)				(5)	[2]
Partnership preferred distributions	[3]	(31)			(19)				(19)							(8)			(4)
Acquisition of subsidiary	[4]	3,789		$ 3,789
Disposition of subsidiaries	[5]	(372)		(372)
Subsidiary distributions to non-controlling interest		(1,043)																									(1,043)
Other items		0	[6]		2	[6]	2	[6]	18	[6]		(18)	[6]					(8)	1	[6]		(4)	3	[2],[6]
Balance as at Jun. 30, 2023		28,623			5,229		6,102		(2,847)		1,456	518	[1],[7]	26	3	2,195		225	1,254			127	68	[8]		7	18,640		918
Balance as at Dec. 31, 2022		25,554			5,372		6,092		(2,657)		1,456	481	[1]	27	2	2,263	2,728	210	1,289		1,757	118	72	[2]	401	6	15,320		918
Perpetual subordinated notes at Dec. 31, 2022																												293
Unit issuance							12
Balance as at Dec. 31, 2023		34,016			5,321		6,196		(3,246)		1,695	676	[9]	28	4	2,190	2,628	277	1,533		2,512	195	72	[10]	393	9	23,661		918
Perpetual subordinated notes																												293
Balance as at Mar. 31, 2023		28,312			5,112		6,099		(2,866)		1,456	423	[7]	25		2,149			1,225				68	[8]			18,522		918
Perpetual subordinated notes at Mar. 31, 2023																												293
Net (loss) income		773			186				186					67		77			45				3				395
Other comprehensive loss		544			113							113	[7]	1		48			27				1	[8]			354
Comprehensive income (loss)		1,317			299				186			113	[7]	68		125			72				4	[8]			749
Unit issuance	[11]	2			2		2
Partnership distributions	[12]	(361)			(175)				(175)					(67)		(75)			(42)				(2)	[8]
Partnership preferred distributions	[12]	(16)			(10)				(10)							(4)			(2)
Acquisition of subsidiary	[13]	158		158
Disposition of subsidiaries	[14]	(372)		$ (372)
Subsidiary distributions to non-controlling interest		(417)																									(417)
Other items	[11]	0			1		1		18			(18)	[7]						1				2
Balance as at Jun. 30, 2023		28,623			5,229		6,102		(2,847)		1,456	518	[1],[7]	26	3	2,195		225	1,254			127	68	[8]		7	18,640		918
Perpetual subordinated notes																												293
Perpetual subordinated notes		293																										293
Balance as at Dec. 31, 2023		34,016			5,321		6,196		(3,246)		1,695	676	[9]	28	4	2,190	2,628	277	1,533		2,512	195	72	[10]	393	9	23,661		918
Perpetual subordinated notes at Dec. 31, 2023		293																										293
Net (loss) income		998			18				18					147		7			5				1	[10]			820
Other comprehensive loss		(239)			(58)							(58)	[9]	0	0	(24)		(24)	(17)			(17)				0	(140)
Comprehensive income (loss)		759			(40)				18			(58)	[9]	147		(17)			(12)				1	[10]			680
Unit issuance	[15]	6			6		6
Partnership distributions	[16]	(788)			(374)				(374)					(148)		(156)			(106)				(4)	[10]
Partnership preferred distributions	[16]	(34)			(20)				(20)							(8)			(6)
Capital provided by non-controlling interest		(2,105)																									(2,105)
Subsidiary distributions to non-controlling interest		(1,139)																									(1,139)
Other items	[15],[17]	(606)			5		2									2			2				3	[10]			612			$ 3
Balance as at Jun. 30, 2024		30,109			4,898		6,204		(3,622)		1,698	618	[18]	27	4	2,011	2,628	253	1,411		2,513	178	66	[19]	390	9	20,485		918
Perpetual subordinated notes		293
Balance as at Mar. 31, 2024		32,623			5,162		6,200		(3,387)		1,697	652	[18]	28		2,122			1,488				69	[19]			22,543		918
Perpetual subordinated notes at Mar. 31, 2024		293
Net (loss) income		184			(38)				(38)					73		(16)			(11)				0	[19]			176
Other comprehensive loss		(99)			(34)							(34)	[18]			(14)			(10)								(41)
Comprehensive income (loss)		85			(72)				(38)			(34)	[18]	73		(30)			(21)				0	[19]			135
Unit issuance	[20]	3			3		3
Partnership distributions	[21]	(394)			(187)				(187)					(74)		(78)			(53)				(2)	[19]
Partnership preferred distributions	[21]	(17)			(10)				(10)							(4)			(3)
Capital provided to non-controlling interest		(732)																									(732)
Subsidiary distributions to non-controlling interest		(849)																									(849)
Other items	[20],[22]	(610)			2		1				1					1							(1)	[19]			(612)
Balance as at Jun. 30, 2024		30,109			$ 4,898		$ 6,204		$ (3,622)		$ 1,698	$ 618	[18]	$ 27	$ 4	$ 2,011	$ 2,628	$ 253	$ 1,411		$ 2,513	$ 178	$ 66	[19]	$ 390	$ 9	$ 20,485		$ 918
Perpetual subordinated notes		$ 293																										$ 293

[1]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[2]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[3]	Refer to Note 17, Distributions.
[4]	Refer to Note 6, Acquisition of Businesses.
[5]	Refer to Note 5, Disposition of Businesses.
[6]	Refer to Note 16, Partnership Capital.
[7]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss)
[8]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[9]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[10]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[11]	Refer to Note 16, Partnership Capital.
[12]	Refer to Note 17, Distributions.
[13]	Refer to Note 6, Acquisition of Businesses.
[14]	Refer to Note 5, Disposition of Businesses.
[15]	Refer to Note 16, Partnership Capital.
[16]	Refer to Note 17, Distributions.
[17]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 19, Related Party Transactions.
[18]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[19]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[20]	Refer to Note 16, Partnership Capital.
[21]	Refer to Note 17, Distributions.
[22]	Principally comprised of the deconsolidation of our non-controlling interest in our Peruvian toll road operation. Refer to Note 19, Related Party Transactions.